May 2, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

13:    RE:	The Corporate Fund Accumulation Program, Inc.
14:    Post-Effective Amendment No. 28 to the Registration Statement
     on Form N-1A (Securities Act File No. 2-57060, Investment Company Act No. 811-2642

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Corporate Fund Accumulation
     Program Inc. (the 'Fund') hereby certifies that:

(1)the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933
     Act would not have differed from that contained in Post-Effective
          Amendment No. 28 to the Fund's Registration Statement on
          Form N-1A: and

(2)the text of Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 25, 2001.

Very truly yours,

The Corporate Fund Accumulation Program, Inc.



______________________
Phillip S. Gillespie
Secretary of Fund